Ultimate holding company	12 Months Ended
Dec. 31, 2017
Ultimate holding company
Ultimate holding company

40 Ultimate holding company

The Group’s ultimate holding company is The Royal Bank of Scotland Group plc (RBSG) and its immediate parent company NatWest Holdings Limited (NatWest Holdings or ‘the holding company’).

NatWest Holdings Limited was introduced as a direct subsidiary of The Royal Bank of Scotland plc (RBS Plc or ‘intermediate holding company’) during 2016. NatWest Plc was transferred from being a direct subsidiary of RBS plc to become a direct subsidiary of NatWest Holdings on 1 January 2017, in preparation for ring-fencing.

All companies are incorporated in Great Britain and registered in Scotland. As at 31 December 2017, The Royal Bank of Scotland Group plc heads the largest group in which the Group is consolidated and RBS Plc heads the smallest group in which the Group is consolidated. Copies of the consolidated accounts of both companies may be obtained from The Secretary, The Royal Bank of Scotland Group plc, Gogarburn, PO Box 1000, Edinburgh EH12 1HQ.

Following placing and open offers by The Royal Bank of Scotland Group plc in December 2008 and April 2009, the UK Government, through HM Treasury, currently holds 70.5% of the issued ordinary share capital of the ultimate holding company and is therefore the Group’s ultimate controlling party.